Employee Benefits (Tables)	12 Months Ended
Jun. 30, 2026
Employee Benefits [Abstract]
Disclosure of Permanent Employees and Aggregate Earnings of Employees

	2026	2025
Number of permanent employees as at 30 June:
South African operations[1]	32 977	32 688
International operations[2]	2 336	1 662
Total number of permanent employees	35 313	34 350
[1]The South African operations include permanent employees for TBO of 86 and Margaret Water Company NPC of 48 as a result of Harmony’s shareholding of
72% and 66% respectively.
[2]The Wafi-Golpu joint operation employees included in the total is 57 (2025: 61).

	SA Rand
Figures in million	2026	2025 Restated[1]
Aggregate earnings
The aggregate earnings of employees including executive directors were:
Salaries and wages and other benefits (excluding share-based payments)[1]	20 956	18 620
Retirement benefit costs	1 512	1 326
Medical aid contributions	453	429
Total aggregated earnings[2]	22 921	20 375
[1]Refer to note 38 for further detail on restatement. These amounts have also been restated to include the salaries and related employment costs of executive employees which were not previously included. Refer to note 2.
[2]These amounts have been included in cost of sales, corporate expenditure and capital expenditure.